Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2022
Property and Equipment
Schedule of property and equipment

		Plant				Furniture	Capital
		and	Leasehold	Motor		and	work-in-
Cost	Land	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2020	$—	$586,360	$293,437	$36,998	$—	$—	$883,145	$1,799,940
Additions	—	53,808	493,136	14,214	10,427	4,887	—	576,472
Reclassifications	—	—	360,695	—	—	—	(360,695)	—
Foreign exchange movements	—	(50,157)	(57,574)	(3,589)	(303)	(192)	(58,197)	(170,012)
Balance, December 31, 2021	$—	$590,011	$1,089,694	$47,623	$10,124	$4,695	$464,253	$2,206,400
Acquisitions (note 4)	872,336	11,817,462	—	89,513	32,703	124,360	—	12,936,374
Additions	—	53,561	69,676	11,055	11,683	2,926	114,490	263,391
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.	—	(717,956)	(1,178,087)	(59,271)	(16,072)	(5,883)	(473,062)	(2,450,331)
Foreign exchange movements	(7,945)	(9,081)	18,717	(1,096)	(2,386)	(1,641)	(105,681)	(109,114)
Balance, June 30, 2022	$864,391	$11,733,997	$—	$87,824	$36,052	$124,457	$—	$12,846,720

		Plant				Furniture	Capital
Accumulated		and	Leasehold	Motor		and	work-in-
depreciation	Land	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2020	$—	$123,710	$36,324	$13,874	$—	$—	$—	$173,908
Depreciation	—	63,785	78,352	11,208	1,245	483	—	155,073
Foreign exchange movements	—	(12,641)	(6,053)	(1,577)	(39)	(19)	—	(20,329)
Balance, December 31, 2020	$—	$174,854	$108,623	$23,505	$1,206	$464	$—	$308,652
Depreciation	—	292,407	52,210	14,369	9,789	3,948	—	372,723
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.	—	(21,126)	(161,427)	(30,689)	(3,114)	(947)	—	(217,303)
Foreign exchange movements	—	(222,938)	594	(955)	(1,732)	(607)	—	(225,639)
Balance, June 30, 2022	$—	$223,197	$—	$6,230	$6,149	$2,858	$—	$238,433

		Plant				Furniture	Capital
		and	Leasehold	Motor		and	work-in-
Net book value	Land	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2021	$—	$415,157	$981,071	$24,118	$8,918	$4,231	$464,253	$1,897,748
Balance, June 30, 2022	$864,391	$11,510,800	$—	$81,594	$29,903	$121,599	$—	$12,608,287